UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2011

1.808781.107

NMI-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.8%
		Principal Amount (c)	Value
Bermuda - 0.5%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		$ 8,960,000	$ 8,969,677
5% 10/19/25 (e)		10,665,000	10,452,127
TOTAL BERMUDA			19,421,804
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		9,590,000	9,877,700
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		5,410,000	6,113,300
TOTAL BRAZIL			15,991,000
Cayman Islands - 1.9%
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		3,890,000	4,622,849
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		32,350,000	30,975,125
Odebrecht Finance Ltd.:
6% 4/5/23 (e)		1,950,000	1,803,750
7% 4/21/20 (e)		2,040,000	2,121,600
7.5% (e)(f)		6,125,000	5,941,250
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		9,460,000	9,569,263
5.75% 1/20/20		5,735,000	5,952,930
6.875% 1/20/40		9,250,000	10,017,750
8.375% 12/10/18		5,015,000	5,917,700
TOTAL CAYMAN ISLANDS			76,922,217
Chile - 0.2%
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (e)		7,890,000	9,587,636
Colombia - 0.3%
BanColombia SA:
4.25% 1/12/16 (e)		3,910,000	3,812,250
5.95% 6/3/21 (e)		1,765,000	1,712,050
6.125% 7/26/20		4,085,000	3,982,875
Ecopetrol SA 7.625% 7/23/19		3,445,000	4,030,650
TOTAL COLOMBIA			13,537,825
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		4,625,000	4,509,375
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - 1.2%
PT Pertamina Persero:
5.25% 5/23/21 (e)		$ 42,230,000	$ 40,857,525
6.5% 5/27/41 (e)		6,100,000	5,917,000
TOTAL INDONESIA			46,774,525
Ireland - 1.2%
SCF Capital Ltd. 5.375% 10/27/17 (e)		19,235,000	16,542,100
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		13,735,000	13,116,925
6.8% 11/22/25 (e)		17,310,000	16,271,400
TOTAL IRELAND			45,930,425
Kazakhstan - 0.2%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		6,375,000	6,024,375
Luxembourg - 1.2%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		3,830,000	3,772,550
9.25% 4/23/19 (e)		4,770,000	5,557,050
Gazprom International SA 7.201% 2/1/20		5,496,492	5,798,799
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		7,330,000	7,238,375
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		5,450,000	5,531,750
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		4,470,000	4,559,400
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		6,775,000	7,113,750
RSHB Capital SA 9% 6/11/14 (e)		5,150,000	5,484,750
TNK-BP Finance SA 7.5% 3/13/13 (e)		2,000,000	2,045,000
VTB Capital SA 6.465% 3/4/15 (e)		1,735,000	1,704,638
TOTAL LUXEMBOURG			48,806,062
Malaysia - 0.4%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		11,805,000	15,373,652
Mexico - 2.5%
Petroleos Mexicanos:
5.5% 1/21/21		9,820,000	10,311,000
5.5% 1/21/21 (e)		41,615,000	43,695,750
6% 3/5/20		9,030,000	9,842,700
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos: - continued
6.5% 6/2/41 (e)		$ 19,080,000	$ 19,747,800
6.625% (e)(f)		17,250,000	17,120,625
TOTAL MEXICO			100,717,875
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg.S)		7,145,000	6,859,200
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	546,638
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		3,580,000	3,472,600
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		17,209,000	17,553,180
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		8,975,000	8,795,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		6,820,000	6,649,500
7% 5/5/20 (e)		7,545,000	7,545,000
8.375% 7/2/13 (e)		6,445,000	6,702,800
9.125% 7/2/18 (e)		11,910,000	13,339,200
11.75% 1/23/15 (e)		6,210,000	7,172,550
Lukoil International Finance BV 6.125% 11/9/20 (e)		3,905,000	3,623,410
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		4,680,000	5,007,600
7.75% 10/17/16 (Reg. S)		7,125,000	7,766,250
7.75% 1/20/20 (e)		10,600,000	11,766,000
7.875% 6/29/37 (Reg. S)		13,140,000	14,388,300
8% 8/7/19 (e)		6,895,000	7,722,400
TOTAL NETHERLANDS			122,050,928
Philippines - 1.6%
National Power Corp. 6.875% 11/2/16 (e)		13,935,000	15,467,850
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		19,185,000	22,014,788
7.39% 12/2/24 (e)		22,865,000	26,351,913
TOTAL PHILIPPINES			63,834,551
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		6,565,000	7,142,720
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		6,545,000	7,723,100
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Turkey - 0.4%
Turkiye Garanti Bankasi AS 2.7513% 4/20/16 (e)(g)		$ 17,280,000	$ 15,552,000
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		12,910,000	12,167,675
United Kingdom - 0.1%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,800,000	5,780,000
United States of America - 2.1%
Drummond Co., Inc.:
7.375% 2/15/16		4,010,000	4,010,000
9% 10/15/14 (e)		3,960,000	4,039,200
Pemex Project Funding Master Trust:
6.625% 6/15/35		37,310,000	40,108,250
8.625% 2/1/22		26,337,000	33,579,675
TOTAL UNITED STATES OF AMERICA			81,737,125
Venezuela - 5.5%
Petroleos de Venezuela SA 144A:
4.9% 10/28/14		16,635,000	11,311,800
5.25% 4/12/17		27,988,000	15,743,250
5.375% 4/12/27		75,585,000	34,580,138
5.5% 4/12/37		104,395,000	46,455,775
8% 11/17/13		6,450,000	5,763,075
8.5% 11/2/17 (e)		105,220,000	68,919,100
12.75% 2/17/22 (e)		46,295,000	33,795,350
TOTAL VENEZUELA			216,568,488
TOTAL NONCONVERTIBLE BONDS (Cost $962,005,056)			943,012,558
Government Obligations - 66.7%

Argentina - 1.7%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		32,537,450	22,125,466
(with partial capitalization through 12/31/13) 8.28% 12/31/33		8,814,611	5,773,570
2.5% 12/31/38 (d)		45,145,000	15,236,438
Government Obligations - continued
		Principal Amount (c)	Value
Argentina - continued
Argentine Republic: - continued
7% 9/12/13		$ 20,920,000	$ 19,989,641
8.75% 6/2/17		4,850,594	4,232,143
TOTAL ARGENTINA			67,357,258
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		13,620,000	14,709,600
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (e)		19,426,000	19,231,740
7.25% 12/15/21 (e)		11,815,000	12,110,375
TOTAL BARBADOS			31,342,115
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		23,310,000	16,783,200
8.95% 1/26/18		7,560,000	5,348,700
TOTAL BELARUS			22,131,900
Belize - 0.0%
Belize Government 6% 2/20/29 (d)(e)		3,492,600	2,130,486
Bermuda - 0.4%
Bermuda Government 5.603% 7/20/20 (e)		15,935,000	17,249,638
Brazil - 7.2%
Brazilian Federative Republic:
5.625% 1/7/41		20,195,000	21,810,600
5.875% 1/15/19		16,180,000	18,647,450
7.125% 1/20/37		27,790,000	35,501,725
8% 1/15/18		5,550,278	6,563,203
8.25% 1/20/34		30,250,000	42,576,875
8.75% 2/4/25		15,397,000	21,832,946
8.875% 4/15/24		8,215,000	11,731,020
10.125% 5/15/27		28,547,000	44,961,525
11% 8/17/40		14,390,000	18,886,875
12.25% 3/6/30		29,710,000	54,072,200
12.75% 1/15/20		4,350,000	6,981,750
TOTAL BRAZIL			283,566,169
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		13,730,000	14,073,250
Government Obligations - continued
		Principal Amount (c)	Value
Chile - 0.1%
Chilean Republic 3.25% 9/14/21		$ 4,485,000	$ 4,395,300
Colombia - 3.8%
Colombian Republic:
4.375% 7/12/21		12,810,000	13,066,200
6.125% 1/18/41		21,225,000	23,984,250
7.375% 3/18/19		10,060,000	12,398,950
7.375% 9/18/37		27,320,000	35,516,000
8.125% 5/21/24		7,850,000	10,342,375
10.375% 1/28/33		19,710,000	31,043,250
11.75% 2/25/20		14,931,000	22,919,085
TOTAL COLOMBIA			149,270,110
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		33,782,000	21,958,300
Croatia - 1.2%
Croatia Republic:
6.375% 3/24/21 (e)		13,555,000	12,267,275
6.625% 7/14/20 (e)		18,440,000	17,241,400
6.75% 11/5/19 (e)		17,385,000	16,692,034
TOTAL CROATIA			46,200,709
Dominican Republic - 0.3%
Dominican Republic:
7.5% 5/6/21 (e)		5,540,000	5,415,350
9.04% 1/23/18 (e)		5,486,744	5,980,551
TOTAL DOMINICAN REPUBLIC			11,395,901
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		6,089,000	5,967,220
El Salvador - 0.7%
El Salvador Republic:
7.375% 12/1/19 (e)		5,115,000	5,447,475
7.625% 2/1/41 (e)		5,900,000	5,664,000
7.65% 6/15/35 (Reg. S)		6,740,000	6,537,800
7.75% 1/24/23 (Reg. S)		7,275,000	7,711,500
8.25% 4/10/32 (e)		3,535,000	3,729,425
TOTAL EL SALVADOR			29,090,200
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		6,210,000	6,799,950
Government Obligations - continued
		Principal Amount (c)	Value
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		$ 15,715,000	$ 15,086,400
Ghana - 0.2%
Ghana Republic 8.5% 10/4/17 (e)		8,555,000	8,982,750
Hungary - 0.2%
Hungarian Republic 7.625% 3/29/41		9,435,000	9,140,156
Iceland - 0.2%
Republic of Iceland 4.875% 6/16/16 (e)		7,850,000	7,536,000
Indonesia - 4.6%
Indonesian Republic:
5.875% 3/13/20 (e)		12,325,000	13,311,000
6.625% 2/17/37 (e)		13,640,000	15,310,900
6.75% 3/10/14 (Reg. S)		9,280,000	9,976,000
6.875% 3/9/17 (e)		9,505,000	10,645,600
6.875% 1/17/18 (e)		10,920,000	12,257,700
7.25% 4/20/15 (e)		5,360,000	5,976,400
7.5% 1/15/16 (e)		8,150,000	9,250,250
7.75% 1/17/38 (e)		35,665,000	44,759,575
8.5% 10/12/35 (e)		21,375,000	28,856,250
10.375% 5/4/14 (e)		7,715,000	9,007,263
11.625% 3/4/19 (e)		16,975,000	24,146,938
TOTAL INDONESIA			183,497,876
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		43,865,000	34,872,675
Lebanon - 1.1%
Lebanese Republic:
4% 12/31/17		18,372,250	17,958,874
9% 3/20/17		8,280,000	9,811,800
11.625% 5/11/16 (Reg. S)		11,005,000	14,031,375
TOTAL LEBANON			41,802,049
Lithuania - 1.2%
Lithuanian Republic:
5.125% 9/14/17 (e)		10,020,000	9,894,750
6.125% 3/9/21 (e)		6,900,000	6,900,000
6.75% 1/15/15 (e)		15,620,000	16,401,000
7.375% 2/11/20 (e)		12,020,000	13,011,650
TOTAL LITHUANIA			46,207,400
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - 7.3%
United Mexican States:
5.125% 1/15/20		$ 34,372,000	$ 37,293,620
5.625% 1/15/17		23,444,000	26,081,450
5.75% 10/12/10		67,480,000	66,805,200
6.05% 1/11/40		62,100,000	70,669,800
6.75% 9/27/34		36,215,000	44,453,913
7.5% 4/8/33		5,495,000	7,267,138
11.375% 9/15/16		8,350,000	11,815,250
11.5% 5/15/26		13,860,000	25,779,600
TOTAL MEXICO			290,165,971
Nigeria - 0.2%
Republic of Nigeria 6.75% 1/28/21 (e)		10,170,000	9,839,475
Peru - 1.2%
Peruvian Republic:
5.625% 11/18/50		7,870,000	7,830,650
6.55% 3/14/37		7,870,000	9,168,550
7.35% 7/21/25		12,205,000	15,134,200
8.75% 11/21/33		10,720,000	15,168,800
TOTAL PERU			47,302,200
Philippines - 6.4%
Philippine Republic:
4% 1/15/21		10,540,000	10,460,950
6.375% 1/15/32		8,265,000	9,370,857
6.375% 10/23/34		44,250,000	50,666,250
6.5% 1/20/20		27,055,000	31,316,163
7.75% 1/14/31		32,840,000	42,159,992
8.375% 6/17/19		10,220,000	12,928,300
9.5% 2/2/30		25,120,000	36,738,000
9.875% 1/15/19		10,215,000	13,688,100
10.625% 3/16/25		30,155,000	45,534,050
TOTAL PHILIPPINES			252,862,662
Qatar - 0.6%
State of Qatar:
4% 1/20/15 (e)		12,070,000	12,681,587
6.4% 1/20/40 (e)		7,805,000	9,460,050
TOTAL QATAR			22,141,637
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 3.1%
Russian Federation:
3.625% 4/29/15 (e)		$ 18,900,000	$ 18,593,820
5% 4/29/20 (e)		27,600,000	27,186,000
7.5% 3/31/30 (Reg. S)		13,167,950	14,800,776
11% 7/24/18 (Reg. S)		3,935,000	5,322,088
12.75% 6/24/28 (Reg. S)		34,592,000	57,699,456
TOTAL RUSSIA			123,602,140
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		4,800,000	4,608,000
Serbia - 0.8%
Republic of Serbia:
6.75% 11/1/24 (e)		8,735,399	8,036,567
7.25% 9/28/21 (e)		23,670,000	22,486,500
TOTAL SERBIA			30,523,067
South Africa - 0.2%
South African Republic 6.25% 3/8/41		7,600,000	8,474,000
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		13,160,000	12,699,400
8.25% 10/24/12 (e)		5,802,000	5,939,798
TOTAL SRI LANKA			18,639,198
Turkey - 7.4%
Turkish Republic:
5.625% 3/30/21		38,300,000	39,449,000
6% 1/14/41		10,000,000	9,475,000
6.75% 4/3/18		6,790,000	7,485,975
6.75% 5/30/40		17,500,000	18,331,250
6.875% 3/17/36		29,710,000	31,641,150
7% 9/26/16		4,165,000	4,633,563
7% 3/11/19		21,185,000	23,780,163
7% 6/5/20		17,155,000	19,299,375
7.25% 3/15/15		6,460,000	7,144,760
7.25% 3/5/38		9,885,000	11,009,913
7.375% 2/5/25		28,990,000	33,121,075
7.5% 7/14/17		7,020,000	8,020,350
7.5% 11/7/19		8,310,000	9,608,853
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
8% 2/14/34		$ 31,850,000	$ 38,299,625
11.875% 1/15/30		18,710,000	30,637,625
TOTAL TURKEY			291,937,677
Ukraine - 1.5%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		9,995,000	9,195,400
Ukraine Government:
6.25% 6/17/16 (e)		9,500,000	8,502,500
6.385% 6/26/12 (e)		5,760,000	5,601,600
6.58% 11/21/16 (e)		7,390,000	6,632,525
7.65% 6/11/13 (Reg. S)		19,880,000	19,184,200
7.75% 9/23/20 (e)		7,060,000	6,336,350
7.95% 2/23/21 (e)		5,495,000	4,972,975
TOTAL UKRAINE			60,425,550
United States of America - 3.0%
U.S. Treasury Bonds 3.75% 8/15/41		102,523,000	119,823,749
Uruguay - 0.5%
Uruguay Republic:
6.875% 9/28/25		3,935,000	4,623,625
7.625% 3/21/36		12,230,000	15,042,900
TOTAL URUGUAY			19,666,525
Venezuela - 6.6%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		92,429	2,518,690
5.75% 2/26/16 (Reg S.)		26,995,000	19,436,400
7.75% 10/13/19 (Reg. S)		45,125,000	28,767,188
8.25% 10/13/24		22,260,000	13,022,100
8.5% 10/8/14		11,290,000	9,878,750
9% 5/7/23 (Reg. S)		37,000,000	23,217,500
9.25% 9/15/27		32,210,000	20,292,300
9.25% 5/7/28 (Reg. S)		36,895,000	22,782,663
9.375% 1/13/34		30,460,000	18,961,350
10.75% 9/19/13		28,655,000	28,081,900
11.95% 8/5/31 (Reg. S)		35,490,000	26,156,130
12.75% 8/23/22		60,260,000	47,906,700
TOTAL VENEZUELA			261,021,671
Government Obligations - continued
		Principal Amount (c)	Value
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		$ 4,990,000	$ 4,890,200
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,553,326,811)			2,640,687,134
Preferred Securities - 0.2%

Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $6,256,768)	6,180,000	6,425,521
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $259,178,130)	259,178,130	259,178,130
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $3,780,766,765)		3,849,303,343
NET OTHER ASSETS (LIABILITIES) - 2.8%		110,041,720
NET ASSETS - 100%		$ 3,959,345,063
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,191,594,672 or 30.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 127,468
Fidelity Securities CLending ash Central Fund	22,531
Total	$ 149,999
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 943,012,558	$ -	$ 942,465,920	$ 546,638
Government Obligations	2,640,687,134	-	2,640,687,134	-
Preferred Securities	6,425,521	-	6,425,521	-
Money Market Funds	259,178,130	259,178,130	-	-
Total Investments in Securities:	$ 3,849,303,343	$ 259,178,130	$ 3,589,578,575	$ 546,638
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(4,409,687)
Total Unrealized Gain (Loss)	4,274,455
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	681,870
Transfers out of Level 3	-
Ending Balance	$ 546,638
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (135,232)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $3,754,815,541. Net unrealized appreciation aggregated $94,487,802, of which $200,496,635 related to appreciated investment securities and $106,008,833 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011